Preferred Stock and Warrant (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Allocation of Preferred Stock Discount and Warrant
Allocation of the Series A Preferred Stock discount and the warrant as of January 9, 2009 is provided in the tables below:

Warrant Value	2009
Series A Preferred Stock	$24,000,000
Price	$9.63
Warrant - shares	373,832
Value per warrant	$2.54
Fair value of warrant	$949,533

Allocation of the Series A Preferred Stock discount and the warrant as of January 9, 2009 is provided in the tables below:

Warrant Value	2009
Series A Preferred Stock	$24,000,000
Price	$9.63
Warrant – shares	373,832
Value per warrant	$2.54
Fair value of warrant	$949,533

Net Present Value of Preferred Stock
NPV of Series A Preferred Stock
@ 12% discount rate	(dollars in thousands)
		Relative	Relative
	Fair Value	Value %	Value
$24 million 1/09/2009
NPV of Series A Preferred Stock (12% discount rate)	$14,446	93.8%	$22,519
Fair value of warrant	950	6.2%	1,481
	$15,396	100.0%	$24,000

	(dollars in thousands)
NPV of Series A Preferred Stock @ 12% discount rate	Fair Value	Relative Value %	Relative Value
$24 million 1/09/2009
NPV of Series A Preferred Stock (12% discount rate)	$14,446	93.8%	$22,519
Fair value of warrant	950	6.2%	1,481
	$15,396	100.0%	$24,000